Note 22 - Quaint Oak Bancorp, Inc. (Parent Company Only) - Statements of Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Gain on the sale of 1710 Union Boulevard	$ 1,485,000	$ 0
Occupancy and equipment	1,418,000	1,656,000
Interest on subordinated debt	1,934,000	1,449,000
Other	1,731,000	1,913,000
Total Expenses	21,018,000	20,917,000
Income Tax Benefit	(1,190,000)	(1,228,000)
Net Income	2,795,000	2,020,000
Comprehensive Income	2,805,000	2,034,000
Parent Company [Member]
Gain on the sale of 1710 Union Boulevard	1,485,000	0
Rental income	364,000	399,000
Total Income	1,849,000	399,000
Occupancy and equipment	103,000	115,000
Interest on subordinated debt	1,934,000	1,449,000
Other	141,000	556,000
Total Expenses	2,178,000	2,120,000
Net Income Before Income Taxes	(329,000)	(1,721,000)
Equity in Undistributed Net Income of Subsidiary	3,055,000	3,380,000
Income Tax Benefit	69,000	361,000
Net Income	2,795,000	2,020,000
Comprehensive Income	$ 2,805,000	$ 2,034,000